Derivative Financial Instrument (Details Narrative)	3 Months Ended		9 Months Ended
	Sep. 30, 2019 USD ($) Vehicle	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) Vehicle	Sep. 30, 2018 USD ($)
Derivative liabilities and convertible note discounts	$ 243,275		$ 243,275
Derivative liabilities	246,414		246,414
Loss on fair value of derivative liabilities	$ (20,524)		$ (3,139)
Expected Dividend Yield [Member]
Derivative liabilities, measurement input | Vehicle	0		0